Bank Borrowings - Loan Facilities (Details)	1 Months Ended										4 Months Ended
	Nov. 30, 2017 HKD ($)	Nov. 30, 2017 USD ($)	Aug. 31, 2017 HKD ($)	Aug. 31, 2017 USD ($)	Mar. 31, 2017 HKD ($)	Mar. 31, 2017 USD ($)	Feb. 28, 2017 HKD ($) agreement	Nov. 30, 2015 HKD ($)	Jun. 30, 2014	Dec. 31, 2011 HKD ($)	Nov. 30, 2017 HKD ($) installment	Dec. 31, 2017 USD ($)	Nov. 30, 2017 USD ($)	Feb. 28, 2017 USD ($)	Dec. 31, 2016 USD ($)	Feb. 29, 2016 HKD ($)	Feb. 29, 2016 USD ($)	Nov. 30, 2015 USD ($)	Dec. 31, 2011 USD ($)
Term loan
Bank Borrowings
Term									4 years	3 years
Principal amount										$ 210,000,000									$ 26,923,000
Loan facility repaid	$ 30,000,000	$ 3,846,000	$ 180,000,000	$ 23,077,000	$ 156,000,000	$ 20,000,000
Number of installments | installment											2
Term loan | HIBOR
Bank Borrowings
Basis spread on variable rate									1.35%	1.50%
Revolving loan facility
Bank Borrowings
Term								3 years
Aggregate amount of credit facilities								$ 234,000,000										$ 30,000,000
Amount drawn from the credit facility							$ 20,000,000					$ 0		$ 2,564,000	$ 0
Loan facility repaid					$ 20,000,000	$ 2,564,000
Revolving loan facility | HIBOR
Bank Borrowings
Basis spread on variable rate								1.25%
Unsecured credit facility
Bank Borrowings
Number of facility agreements entered | agreement							2
Aggregate amount of credit facilities	$ 400,000,000						$ 546,000,000				$ 400,000,000		$ 51,282,000	70,000,000		$ 468,000,000	$ 60,000,000
Unsecured credit facility | Term loan
Bank Borrowings
Term	3 years	3 years
Aggregate amount of credit facilities	$ 210,000,000										210,000,000		26,923,000
Unsecured credit facility | Term loan | HIBOR
Bank Borrowings
Basis spread on variable rate	1.50%	1.50%
Unsecured credit facility | Revolving loan facility
Bank Borrowings
Term	18 months	18 months
Principal amount	$ 190,000,000										$ 190,000,000		$ 24,359,000
Amount drawn from the credit facility												0
Unsecured credit facility | Revolving loan facility | HIBOR
Bank Borrowings
Basis spread on variable rate	1.25%	1.25%
First unsecured credit facility | Term loan
Bank Borrowings
Term							18 months
Aggregate amount of credit facilities							$ 156,000,000							20,000,000
First unsecured credit facility | Term loan | HIBOR
Bank Borrowings
Basis spread on variable rate							1.25%
First unsecured credit facility | Revolving loan facility
Bank Borrowings
Term							18 months
Aggregate amount of credit facilities							$ 195,000,000							25,000,000
Amount drawn from the credit facility												0
First unsecured credit facility | Revolving loan facility | HIBOR
Bank Borrowings
Basis spread on variable rate							1.25%
Second unsecured credit facility | Term loan
Bank Borrowings
Term							18 months
Principal amount							$ 78,000,000							10,000,000
Second unsecured credit facility | Term loan | HIBOR
Bank Borrowings
Basis spread on variable rate							1.25%
Second unsecured credit facility | Revolving loan facility
Bank Borrowings
Term							18 months
Principal amount							$ 117,000,000							$ 15,000,000
Amount drawn from the credit facility												$ 0
Second unsecured credit facility | Revolving loan facility | HIBOR
Bank Borrowings
Basis spread on variable rate							1.25%